Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases
June 30, 2021	$ 2,172
June 30, 2022	2,172
June 30, 2023	2,087
June 30, 2024	2,086
June 30, 2025	2,081
June 30, 2026 and thereafter	8,191
Total	18,789
Operating lease liabilities, including current portion	13,697	$ 14,201
Discount based on incremental borrowing rate	$ 5,092